TAXATION - Movement of Valuation Allowance (Details) - HKD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Movement of Valuation Allowance
Balance at beginning of the year	$ 188,205	$ 122,624	$ 169,422
Additions	209,900	77,016	97,727
Reversals	(45,389)	(11,435)	(144,525)
Balance at end of the year	$ 352,716	$ 188,205	$ 122,624